SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 98	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 99	☒

THE HUNTINGTON FUNDS

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of Principal Executive Offices)

1-800-544-8347

(Registrant’s Telephone Number)

Jay S. Fitton, Esq.

The Huntington National Bank

3805 Edwards Road

Cincinnati, OH 45209

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 33-11905) and the Investment Company Act of 1940 (File No. 811-5010), the Registrant, THE HUNTINGTON FUNDS, has duly caused this Post-Effective Amendment No. 98 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 6th day of January, 2014.

THE HUNTINGTON FUNDS

BY:	/s/ Jay S. Fitton
Jay S. Fitton, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 98 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*By:	/s/ Jay S. Fitton Jay S. Fitton, Attorney in Fact for the Persons Listed Below	January 6, 2014 Date

	/s/ Joseph L. Rezabek Joseph L. Rezabek, President	January 6, 2014 Date

	/s/ R. Jeffrey Young R. Jeffrey Young, Principal Executive Officer	January 6, 2014 Date

	/s/ Bryan W. Ashmus Bryan W. Ashmus, Treasurer and Principal Financial Officer	January 6, 2014 Date

	* David S. Schoedinger, Trustee	January 6, 2014 Date

	* Thomas J. Westerfield, Trustee	January 6, 2014 Date

	* Mark D. Shary, Trustee	January 6, 2014 Date

	* William H. Zimmer, Trustee	January 6, 2014 Date

	* Eddie R. Munson, Trustee	January 6, 2014

*	By Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase